Fair Value of Financial Instruments (Details) (USD $)	Sep. 30, 2013	Mar. 31, 2013
Capitalized software development	$ 131,833	$ 155,137
Notes payable	(316,540)	(316,540)
Convertible notes payable		175,000
Fair Value Total	(184,707)	(486,403)
Fair Value, Inputs, Level 1 [Member]
Capitalized software development
Notes payable
Convertible notes payable
Fair Value Total
Fair Value, Inputs, Level 2 [Member]
Capitalized software development
Notes payable	(316,540)	(316,540)
Convertible notes payable		(325,000)
Fair Value Total	(316,540)	(641,540)
Fair Value, Inputs, Level 3 [Member]
Capitalized software development	131,833	155,137
Notes payable
Convertible notes payable
Fair Value Total	$ 131,833	$ 157,044